OTHER NON-CURRENT ASSETS, NET (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other non-current assets
Prepaid long-term lease	119,864,000	111,087,000
Career Enhancement
Other non-current assets
Amortization expenses of continuing operations	5,388,000	5,666,000	0
Impairment loss related to prepaid long-term lease	1,180,000	55,825,000	0
Career Enhancement | Beijing
Other non-current assets
Prepaid long-term lease	128,717,000
Career Enhancement | Guangzhou
Other non-current assets
Prepaid long-term lease	59,206,000
Training Centers
Other non-current assets
Deposits paid to build new training centers		54,870,000
Payments to acquire training centers and maintenance service from third party contractor		26,267,000
Number of training centers to be built		39
Period of maintenance service acquired		8 years
Number of training centers delivered	0	12
Cost of training centers delivered		24,504,000
Accumulated amortization of the maintenance service cost	6,175,000	2,891,000